Provisions	6 Months Ended
Jun. 30, 2020
Disclosure of other provisions [abstract]
Provisions
23. PROVISIONS

	Conduct remediation
	PPI	Other products	Bank Levy	Property	Off balance sheet ECL	Regulatory and other	Total

	£m	£m	£m	£m	£m	£m	£m
At 1 January 2020	189	25	46	59	78	175	572
Additional provisions	—	—	—	1	—	82	83
Provisions released	—	(5)	—	(2)	(5)	(8)	(20)
Utilisation	(38)	—	(39)	(7)	—	(70)	(154)
At 30 June 2020	151	20	7	51	73	179	481
Conduct remediation
At 30 June 2020, the remaining provision for Payment Protection Insurance (PPI) redress and related costs was £151m (2019: £189m). There was no additional provision in H120.
Cumulative complaints from the inception of the PPI complaints process to 30 June 2020, regardless of the likelihood of Santander UK incurring a liability, were 4.5m. This included c 290,000 that were still being reviewed, which reflected the temporary scaling back of non-critical remediation activity as we focused on supporting our customers through the Covid-19 pandemic.
The provision for conduct remediation recognised represents management’s best estimate of Santander UK’s liability in respect of mis-selling of PPI policies.
Regulatory and other
In H120 there was a charge of £17m relating to breaches of certain requirements to provide SMS warning alerts to customers regarding overdraft charges in our Retail Banking business. It also included a charge for operational risk provisions of £37m, and smaller charges for legal and redundancy provisions.